Note 6 - Finance Income and Finance Expenses - Summary of items of Finance Income and Finance Expenses, Including Foreign Exchange Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Interest income on receivables from sales of investments (Note 12)	$ 165	$ 1,556	$ 3,675
Other interest income	3,412	2,989	1,675
Gain on settlement of receivable from sale of investment (Note 12)	0	1,084	0
Fair value gain on short-term investments (Note 16)	0	3,243	15,946
Other finance income	0	5	157
Total finance income	3,577	8,876	21,454
Interest expense	(530)	(369)	(282)
Fair value loss on receivable from sale of investment (Note 12)	0	0	(37,923)
Other finance expenses	(56)	(276)	(1,524)
Total finance expenses	(586)	(644)	(39,729)
Unrealized foreign exchange gain (loss)	1,248	(1,901)	(1,512)
Realized foreign exchange gain (loss)	(3,087)	938	355
Total foreign exchange gain (loss)	(1,839)	(963)	(1,157)
Net finance income (expense)	$ 1,152	$ 7,269	$ (19,432)